Long-term Debt and Lease Obligations - Equipment Capital Leases (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Long-term Debt [Member]
Equipment Capital Leases
2016	$ 0
2017	0
2018	175,000
2019	0
2020	0
Thereafter	0
Total	175,000
Capital Lease Obligations [Member]
Equipment Capital Leases
2016	6,354
2017	3,129
2018	250
2019	29
2020	0
Thereafter	0
Total	9,762
Other Financing [Member]
Equipment Capital Leases
2016	1,558
2017	0
2018	0
2019	0
2020	0
Thereafter	0
Total	$ 1,558